ROUND A CONVERTIBLE DEBT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Unamortized loan discounts	$ (80,565)	$ (141,638)
ROUND A CONVERTIBLE DEBT [Member]
Gross principal value of convertible notes		4,010,905
Unamortized loan discounts		(401,255)
Total convertible notes payable - related party, Net		$ 3,609,650